Summary of Liabilities for Guarantees (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 30,229	[1]	$ 28,548	[2]	$ 25,673	[3]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	961	[1]	1,579	[2]	2,175	[3]
Liability for guarantees related to income benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	900		1,600		2,200
Guaranteed death benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,600		1,700		1,700
Guaranteed accumulation benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	5,700		6,800		6,000
Withdrawal benefit | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	300		700		700
Other guarantees | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 21,700		$ 17,800		$ 15,100

[1]	Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $1.6 million, variable annuity income benefits of $0.9 million, variable annuity accumulation benefits of $5.7 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $21.7 million.
[2]	Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $1.6 million, variable annuity accumulation benefits of $6.8 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $17.8 million.
[3]	Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.2 million, variable annuity accumulation benefits of $6.0 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $15.1 million.